Debentures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	R$ 266,777	R$ 286,141
2019
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	0	26,629
2020
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	44,811	43,674
2021
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	50,722	49,326
2022
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	50,745	49,326
2023
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	50,769	49,326
2024
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	50,796	49,326
2025
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	R$ 18,934	R$ 18,534